Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes
13.	Income Taxes

The components of the provision (benefit) for income taxes, net are as follows for the years ended December 31:

	2024	2023	2022
U.S. Federal:
Current	$(251,837)	$1,098,349	$(305,933)
Deferred	3,219,201	(3,219,201)	(366,667)
Total	2,967,364	(2,120,852)	(672,600)
U.S. State:
Current	(213,880)	204,535	(24,306)
Deferred	781,118	(781,118)	(68,279)
Total	567,238	(576,583)	(92,585)
Provision (benefit) for income taxes, net	$3,534,602	$(2,697,435)	$(765,185)

The items accounting for differences between income taxes computed at the federal statutory rate and the provision (benefit) recorded for income taxes are as follows for the years ended December 31:

	2024	2023	2022
Federal income tax at statutory rates	$(18,150,928)	$1,326,085	$(3,016,213)
State income tax at statutory rates	(2,975,942)	(228,939)	(422,908)
DTA adjustment	(235,346)	(115,470)	—
Change in valuation allowance	25,861,296	(2,348,227)	2,348,227
Federal tax credits	(789,620)	(1,216,878)	—
Other	(174,858)	(114,006)	325,709
	$3,534,602	$(2,697,435)	$(765,185)

Significant components of the Company’s net deferred income tax assets, which are included in other long-term assets on the consolidated balance sheets, are as follows as of December 31:

	2024	2023	2022
Net operating loss carryforwards	$18,872,026	$—	$1,044,440
Research and development	5,564,482	3,787,461	1,108,958
Digital asset impairment	1,491,329	1,920,228	1,919,244
Research and development credits	1,180,635	229,867	—
Depreciation and amortization	(190,587)	(330,698)	(305,337)
Impairment of equity investment	243,557	—	—
Accruals and reserves	(310,990)	(554,006)	(317,970)
Deferred gain on sale	(989,156)	(1,052,533)	(1,101,108)
Valuation allowance	(25,861,296)	—	(2,348,227)
	$—	$4,000,319	$—

As of December 31, 2024, the Company had net operating loss (“NOL”) carryforwards available to offset future taxable income, of approximately $77.1 million. The utilization of the NOL carryforwards is subject to annual limitations under Section 382 of the Internal Revenue Code of 1986, as amended. Section 382 imposes limitations on a corporation’s ability to utilize its NOL carryforwards if it experiences an “ownership change.” In general terms, an ownership change results from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50.0% over a three-year period.

The Company has concluded that there are no significant uncertain tax positions requiring disclosure.